Debt - Schedule of Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2013 Promissory note bearing interest at 6.25% [Member]	Dec. 31, 2012 Promissory note bearing interest at 6.25% [Member]	May 31, 2008 Promissory note bearing interest at 6.25% [Member]	Mar. 31, 2014 Term loan bearing interest at 7.00% [Member]	Dec. 31, 2013 Term loan bearing interest at 7.00% [Member]	Dec. 31, 2013 Term loan bearing interest at 7.00% [Member]	Dec. 31, 2012 Term loan bearing interest at 7.00% [Member]	Mar. 31, 2012 Term loan bearing interest at 7.00% [Member]	Mar. 31, 2009 Promissory note bearing interest at 7.00% [Member]	Mar. 31, 2014 Promissory note bearing interest at 7.00% [Member]	Dec. 31, 2013 Promissory note bearing interest at 7.00% [Member]	Dec. 31, 2013 Promissory note bearing interest at 7.00% [Member]	Dec. 31, 2012 Promissory note bearing interest at 7.00% [Member]	Dec. 31, 2013 April 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 April 2012 Senior Secured Promissory Note [Member]	Apr. 13, 2013 April 2012 Senior Secured Promissory Note [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member]	Dec. 31, 2012 October 2012 Junior secured promissory notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	6.25%	6.25%	6.25%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	15.00%	15.00%	15.00%	12.00%	12.00%	12.00%	12.00%
Debt instrument, payment terms	Payable monthly through May 2013	Payable monthly through May 2012		Payable monthly through April 2016	Payable monthly through April 2016	Payable monthly through April 2016	Payable monthly through April 2016		Six monthly interest only payments starting May 1, 2009, followed by 60 equal monthly installments of $13,000 commencing November 1, 2009, with the final payment due on November 1, 2014.	Payable monthly through November 2014	Payable monthly through November 2014	Payable monthly through November 2014	Payable monthly through November 2014	Payable monthly through April 2017	Payable monthly through April 2017		Payable monthly through October 2015	Payable monthly through October 2015	Payable monthly through October 2015	Payable monthly through October 2015
Unamortized debt discount										$ 1	$ 2	$ 2					$ 381	$ 445	$ 445